UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22888

Wildermuth Endowment Fund

(Exact name of registrant as specified in charter)

818 A1A Hwy N, Suite 301

Ponte Vedra Beach, Florida 32082

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy N, Suite 301

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

COPIES TO:

Karen A. Aspinall

Practus, LLP

3857 Birch St. PMB 2241

Newport Beach, CA 92660

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT

June 30, 2021

WWW.WILDERMUTHENDOWMENTFUND.COM ● 1-888-445-6032 ●
DISTRIBUTED BY WILDERMUTH SECURITIES, LLC AND
UMB DISTRIBUTION SERVICES, LLC (MEMBERS OF FINRA)

Wildermuth Endowment Fund

Table of Contents
Portfolio Review	2
Portfolio Composition	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	12
Financial Highlights	14
Notes to Financial Statements	17
Additional Information	35

Wildermuth Endowment Fund Portfolio Review June 30, 2021 (Unaudited)

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmarks:

	Five Years	Three Years	One Year	Annualized Since Inception[1]
Class A	6.72%	3.87%	5.54%	7.42%
Class A with Load[2]	5.41%	1.83%	(0.50)%	6.40%
S&P 500® Total Return Index**	17.65%	18.67%	40.79%	14.22%
Bloomberg Barclays U.S. Aggregate Bond Index***	3.03%	5.34%	(0.33)%	3.23%

	Five Years	Three Years	One Year	Annualized Since Inception[3]
Class C	5.88%	3.03%	4.56%	6.53%
Class C with Sales Charge[4]	5.88%	3.03%	3.56%	6.53%
S&P 500® Total Return Index**	17.65%	18.67%	40.79%	17.57%
Bloomberg Barclays U.S. Aggregate Bond Index***	3.03%	5.34%	(0.33)%	3.51%

	Three Years	One Year	Annualized Since Inception[5]
Class I	3.99%	5.26%	5.74%
S&P 500® Total Return Index**	18.67%	40.79%	17.36%
Bloomberg Barclays U.S. Aggregate Bond Index***	5.34%	(0.33)%	3.88%

[1]	The Class A inception date was December 31, 2014.

[2]	Calculated using a maximum sales load. The maximum sales load was 6.00% from the Class A inception date through October 19, 2017. Effective October 20, 2017 the maximum sales load is 5.75%.

[3]	The Class C inception date was March 14, 2016.

[4]	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares redeemed within 365 days of purchase.

[5]	The Class I inception date was April 28, 2017.

*

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Class A has a total annual operating expense of 3.57%, Class C has a total annual operating expense of 4.32%, and Class I has a total annual operating expense of 3.32%, per the prospectus dated April 30, 2021.

**	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

Wildermuth Endowment Fund Portfolio Review - Continued June 30, 2021 (Unaudited)

Holdings by type of Investment	% of Net Assets	* Represents less than 0.5% of net assets.
Commodity & Natural Resource Investments	2.1%
Direct Private Equity	46.1
Direct Real Estate	6.3
Hedge Funds	3.9
Private Equity Debt	14.3
Private Equity Funds	10.5
Private Real Estate Investments	9.3
Public Real Estate Investment Debt	0.1
Public Real Estate Investments	2.4
Warrants	0.8
Short-Term Investments	2.7
Other Assets and Liabilities	1.5
	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Wildermuth Endowment Fund Portfolio Composition June 30, 2021 (Unaudited)

Country of Investment	Value	% of Net Assets
France	$1,858,045	1.2%
Ireland	14,070,772	9.0
Luxembourg	7,069,700	4.6
New Zealand	2,033,611	1.3
United States	128,092,227	82.4
Other Assets & Liabilities, net	2,375,293	1.5
	$155,499,648	100.0%

Wildermuth Endowment Fund Schedule of Investments June 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 2.1%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	$540,653
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)(f)	986,295
—	Kayne Anderson Energy Fund VII LP(a)(b)(c)(g)	811,389
182	Midcon Holdco Partners, LLC(a)(b)(c)	181,858
2,080,000	Thunder Investment Partners, LLC(a)(c)(d)(e)(f)	787,840
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,194,657)	3,308,035

	DIRECT PRIVATE EQUITY — 46.1%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)(f)	3,506,893
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)(f)	3,729,714
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)(f)	744,016
838,424	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)(f)	4,433,452
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)(f)	11,448,076
835,814	Clearsense, LLC - Class D Preferred Shares(a)(c)(d)(e)(f)	4,015,726
298,200	Content Management Live, LLC(a)(b)(c)(d)(e)(f)	60,000
1,064,111	DSI Digital, LLC - Common Units(a)(c)(d)(e)(f)	2,603,256
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)(f)	16,864,225
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)(f)	9,172,932
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)(f)	447,423
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)(f)	1,864,232
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)(f)	2,800,673
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)(f)	2,148,205
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)(f)	858,692
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)(f)	2,921,402
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)(f)	3,940,906
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)(f)	—
	TOTAL DIRECT PRIVATE EQUITY (Cost $45,841,785)	71,734,822

	DIRECT REAL ESTATE — 6.3%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,711,948
439,716	Dog Wood Park of Northeast Florida, LLC(a)(c)(d)(e)(f)	704,846
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)(f)	1,996,766
—	Polara Builder II, LLC(a)(c)(d)(e)(f)	5,375,269
	TOTAL DIRECT REAL ESTATE (Cost $7,118,774)	9,788,829

	HEDGE FUNDS — 3.9%
—	CRC Bond Opportunity Trading Fund LP(a)(b)(c)(g)(h)	3,190,996
—	EJF Trust Preferred Fund LP(a)(b)(c)(g)(h)	743,888
—	iCapital Millennium Fund LP(a)(b)(c)(g)(h)	1,422,564
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(g)(h)	771,174
	TOTAL HEDGE FUNDS (Cost $5,247,428)	6,128,622

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT — 14.3%
$150,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(a)(c)(d)(e)(i)	$150,000
180,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(a)(c)(d)(e)(i)	180,000
325,000	Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023(a)(c)(d)(e)(i)	325,000
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022(a)(c)(d)(e)(i)	2,500,000
7,174	Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022(a)(c)(e)	7,173,809
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(a)(c)(e)(i)	2,098,889
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(c)(e)	250,000
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(a)(c)(e)(i)	2,033,611
3,191,374	Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022(a)(b)(c)(d)(e)(f)(i)	4,289,342
1,732,426	Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022(a)(c)(d)(e)	1,732,426
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(a)(c)(d)(e)(f)(j)	1,521,049
	TOTAL PRIVATE EQUITY DEBT (Cost $21,471,341)	22,254,126

	PRIVATE EQUITY FUNDS — 10.5%
—	Abbott Secondary Opportunities LP(a)(b)(c)(g)(h)	1,241,442
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(g)(h)	2,760,381
—	Committed Advisors Secondary Fund III(a)(b)(c)(g)(h)	1,858,045
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(c)(g)(h)	978,239
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)(g)	113,142
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)(h)	67,065
—	Greenspring Opportunities V LP(a)(b)(c)(g)(h)	915,898
—	Madryn Health Partners LP(a)(b)(c)(g)(h)	2,065,367
—	PineBridge Secondary Partners IV SLP(a)(b)(c)(g)(h)	1,286,216
—	Star Mountain Diversified Credit Income Fund III LP(a)(b)(c)(g)(h)	4,071,866
—	Star Mountain Diversified Small Business Access Fund II LP(a)(b)(c)(g)(h)	931,566
	TOTAL PRIVATE EQUITY FUNDS (Cost $13,023,440)	16,289,227

	PRIVATE REAL ESTATE INVESTMENTS — 9.3%
95,075	ARCTRUST, Inc.(a)(c)(g)	1,027,764
3,693,439	Carlyle Europe Realty Fund, S.C.Sp.(a)(b)(c)(g)(h)	4,309,319
—	Cygnus Property Fund V, LLC(a)(b)(c)(g)	2,928,795
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(g)	1,471,630
—	Harbert Seniors Housing Fund II LP(a)(b)(c)(g)	1,327,656
—	RRA Credit Opportunity Fund LP(a)(b)(c)(d)(g)	1,657,667
56	Shopoff Land Fund III LP(a)(c)(g)	33,053
686,142	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(b)(c)(g)	1,024,303
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(g)	604,132
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $11,165,631)	14,384,319

	PUBLIC REAL ESTATE INVESTMENT DEBT — 0.1%
$132,271	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	132,271
	TOTAL PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $132,270)	132,271

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2021 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC REAL ESTATE INVESTMENTS — 2.4%
317,991	Cottonwood Communities, Inc. - Class A Common Stock(a)(c)	$3,450,202
136,771	Highlands REIT, Inc.(a)(b)(c)	16,960
153,283	Inventrust Properties Corp.(a)(c)	199,268
3,330	Phillips Edison Grocery Center(a)(c)	25,820
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $2,980,279)	3,692,250

	WARRANTS — 0.8%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021(a)(b)(c)(e)(f)	0
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022(a)(b)(c)(e)(f)	0
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021(a)(b)(c)(e)(f)	0
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(b)(c)(e)(f)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date,3/30/2026(a)(c)(e)	0
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)(f)	1,186,696
	TOTAL WARRANTS (Cost $0)	1,188,542

	SHORT-TERM INVESTMENTS — 2.7%
4,223,312	Fidelity Institutional Government Portfolio - Institutional Class, 0.01%(k)	4,223,312
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,223,312)	4,223,312

	TOTAL INVESTMENTS — 98.5% (Cost $118,398,917)	153,124,355
	Other assets less liabilities — 1.5%	2,375,293
	TOTAL NET ASSETS — 100.0%	$155,499,648

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trusts

SLP – Special Limited Partnership

(a)	Illiquid Security. As of June 30, 2021 these securities amounted to $148,901,043 in the aggregate representing 95.76% of total net assets.

(b)	Non-income Producing.

(c)

Restricted Security. As of June 30, 2021 these securities amounted to $148,901,043 in the aggregate representing 95.76% of total net assets. Please refer to Note 7, Investments in Restricted Securities, in the Notes to Financial Statements.

(d)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to Financial Statements.

(e)	Level 3 security in accordance with fair value hierarchy.

(f)

Security fair valued using method determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of June 30, 2021 these securities amounted to $88,589,979 in the aggregate representing 56.97% of total net assets.

(g)	Private Fund. As of June 30, 2021 these securities amounted to $37,613,557 in the aggregate representing 24.19% of total net assets.

(h)	Private Investment Company. As of June 30, 2021 these securities amounted to $26,614,026 in the aggregate representing 17.12% of total net assets.

(i)

Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(j)	Security is in default.

(k)	Represents the current rate as of June 30, 2021.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Assets and Liabilities As of June 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated issuers at fair value (cost $56,418,518)	$63,913,952
Investments in affiliated issuers at fair value (cost $61,980,399)	89,210,403
Cash deposited with broker for written options contracts	37,103
Cash denominated in foreign currencies (cost $2,194)	2,211
Receivables:
Investment securities sold	292,301
Dividends and interest	2,287,041
Fund shares sold	34,075
Prepaid expenses	42,601
Other assets	80,000
Total assets	155,899,687

Liabilities:
Payables:
Investment Advisory fees	164,757
Professional fees	52,925
Shareholder servicing fees	26,003
Transfer agent fees and expenses	11,160
Fund accounting and administration fees	27,125
Custody fees	6,785
Distribution fees	33,754
Accrued other liabilities	77,530
Total liabilities	400,039
Commitments and contingencies (Note 10)
Net Assets	$155,499,648

Net Assets Consist of:
Paid in capital (unlimited shares authorized, 25,000,000 shares registered, no par value)	$117,255,137
Total distributable earnings (loss)	38,244,511
Net Assets	$155,499,648

Net Assets:
Class A	$71,961,140
Class C	54,690,729
Class I	28,847,779
Net Assets	$155,499,648

Shares of Beneficial Interest Issued and Outstanding:
Class A shares	5,143,225
Class C shares	4,077,369
Class I shares	2,047,720
Total Shares Outstanding	11,268,314

Net Asset Value, Offering Price and Redemption Proceeds Per Share:(1)
Class A	$13.99
Class C(2)	$13.41
Class I	$14.09
Class A - Maximum offering price per share (Net asset value per share divided by 0.9425)(3)	$14.84

(1)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

(2)	Class C Shares of the Fund are subject to a Contingent Deferred Sales Chare (“CDSC”) of 1.00% on any shares sold within 365 days of purchase.

(3)	Reflects a maximum sales charge of 5.75%.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Operations For the six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest from affiliated issuers	$447,809 (1)
Dividends from affiliated issuers	374,528
Dividends from unaffiliated issuers (net of foreign withholding taxes of $3,483)	364,216
Interest from unaffiliated issuers	266,702 (2)
Total investment income	1,453,255

Expenses:
Investment Advisory fees (see Note 4)	1,160,813
Distribution fees - Class C	207,085
Shareholder servicing fees - Class A & Class C	159,901
Pricing and valuation service fees	150,279
Accounting and administration servicing fees	143,964
Legal fees	89,260
Transfer agent fees	81,845
Printing and postage expenses	59,011
Audit fees	52,068
Chief compliance officer fees	34,470
Chief financial officer fees	31,288
Registration fees	26,308
Trustees’ fees	19,340
Insurance expense	15,280
Custodian fees	12,983
Miscellaneous expenses	11,157
Total expenses	2,255,052
Expenses waived by Adviser (see Note 4)	(146,846)
Net expenses	2,108,206
Net investment loss	(654,951)

Realized and Unrealized Gain (Loss) on Investments and foreign currency:
Net realized gain on:
Investments in unaffiliated issuers	5,263,567
Investments in affiliated issuers	54,397
Foreign currency transactions	1,130
Total net realized gain	5,319,094
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(548,909)
Investments in affiliated issuers	1,927,201
Foreign currency translations	(361)
Total net change in unrealized appreciation	1,377,931
Net realized and unrealized gain on investments and foreign currency	6,697,025

Net Increase in Net Assets from Operations	$6,042,074

(1)	Includes payment-in-kind interest of $157,506.

(2)	Includes payment-in-kind interest of $207,116.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statements of Changes in Net Assets

	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Increase/(Decrease) in Net Assets From:
Operations:
Net investment loss	$(654,951)	$(1,803,230)
Net realized gain on investments, written options contracts, and foreign currency	5,319,094	65,478
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,377,931	(285,211)
Net increase (decrease) in net assets resulting from operations	6,042,074	(2,022,963)

Distributions to Shareholders:
Distributions:
Class A	—	(548,704)
Class C	—	(367,569)
Class I	—	(259,509)
Total:	—	(1,175,782)
From other sources (tax return of capital):
Class A	(458,656)	—
Class C	(362,921)	—
Class I	(175,696)	—
Total:	(997,273)	—
Total distributions to shareholders	$(997,273)	$(1,175,782)

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statements of Changes in Net Assets - Continued

	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Share Transactions:
Net proceeds from Class A shares sold	$1,281,487	$9,432,390
Net proceeds from Class C shares sold	963,350	7,073,200
Net proceeds from Class I shares sold	4,376,272	6,223,460
Reinvestment of distributions from Class A shares	219,630	—
Reinvestment of distributions from Class C shares	286,258	—
Reinvestment of distributions from Class I shares	109,364	—
Cost of Class A shares redeemed	(8,414,099)	(12,559,239)
Cost of Class C shares redeemed	(4,676,076)	(4,075,284)
Cost of Class I shares redeemed	(5,525,603)	(14,857,991)
Redemption fees	—	7,243
Capital contribution from affiliate	—	280,320
Net decrease from capital share transactions	(11,379,417)	(8,475,901)

Net change in net assets	(6,334,616)	(11,674,646)

Net Assets:
Beginning of period	161,834,264	173,508,910
End of period	$155,499,648	$161,834,264

Share Activity:
Issuance of Class A shares	93,469	731,889
Issuance of Class C shares	73,089	568,061
Issuance of Class I shares	313,851	482,244
Class A shares reinvested	15,963	—
Class C shares reinvested	21,671	—
Class I shares reinvested	7,886	—
Class A shares redeemed	(618,913)	(935,430)
Class C shares redeemed	(355,013)	(314,287)
Class I shares redeemed	(404,465)	(1,099,207)
Net decrease in shares of beneficial interest outstanding	(852,462)	(566,730)

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2021
Cash flows from operating activities:
Net increase in net assets from operations	$6,042,074
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(9,801,895)
Purchases of short term investments, net	(2,982,184)
Proceeds from sales of investments	22,094,597
Net realized gain from investments	(5,317,964)
Net realized gain from foreign currency transactions	(1,130)
Net unrealized appreciation on investments	(1,378,292)
Net unrealized depreciation on foreign currency translations	361
Return of capital and non-income distributions	4,241,721

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividend and interest receivable	(875,779)
Receivable for investment securities sold	(292,301)
Other assets	585,163
Prepaid expenses	(19,927)
Increase/(Decrease) in liabilities:
Payable to Investment Adviser	156,122
Payable for professional fees	(35,572)
Payable for shareholder servicing fees	(1,997)
Payable for fund accounting and administration fees	2,057
Payable for custody fees	2,422
Payables for transfer agent fees and expenses	(2,961)
Payable for distribution fees	(1,929)
Accrued other liabilities	(559)
Net cash provided from operating activities	12,412,027

Cash flows from financing activities:
Proceeds from shares sold	6,587,034
Cost of shares redeemed, net of redemption fees	(18,615,778)
Cash distributions paid, net of reinvestment	(382,021)
Net cash used by financing activities	(12,410,765)

Effects of foreign currency exchange rate changes in cash	769

Net change in cash	2,031

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Cash Flows - Continued

For the six months ended June 30, 2021
Cash and cash equivalents
Cash at beginning of period	$—
Foreign cash at beginning of period	—
Cash held at brokers at beginning of period	37,283
Total cash and cash equivalents at beginning of period	37,283

Cash held at end of period	—
Foreign cash at end of period	2,211
Cash held at brokers at end of period	37,103
Total ending cash and cash equivalents at end of period	$39,314

Supplemental disclosure of non-cash activity:
Reinvestment of distributions	$615,252

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class A

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2021 (Unaudited)		For the year ended December 31, 2020(1)		For the year ended December 31, 2019(1)		For the year ended December 31, 2018(1)	For the year ended December 31, 2017(1)	For the year ended December 31, 2016(1)
Net asset value, beginning of period	$13.52		$13.78		$12.69		$13.21	$11.81	$10.79

Income from Investment Operations:
Net investment income (loss)(2)	(0.04)		(0.12)		(0.08)		0.06	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.60		(0.05)		1.55		(0.23)	1.80	1.19
Total from investment operations	0.56		(0.17)		1.47		(0.17)	1.76	1.20
Less Distributions:
From return of capital	(0.09)		—		(0.38)		(0.32)	(0.18)	(0.18)
From net realized gains	—		(0.09)		—		(0.03)	(0.18)	—
Total distributions	(0.09)		(0.09)		(0.38)		(0.35)	(0.36)	(0.18)
Net asset value, end of period	$13.99		$13.52		$13.78		$12.69	$13.21	$11.81

Total return(3)	4.13	%(4)	(1.24	)%(5)	11.65	%(6)	(1.38)%	15.07%	11.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,961		$76,418		$80,692		$69,143	$61,568	$31,686
Ratio of gross expenses to average net assets(7)(8)	2.69	%(9)	3.12%		2.97%		3.21%	3.32%	4.73%
Ratio of net expenses to average net assets(7)(10)	2.50	%(9)	2.50%		2.50%		2.50%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets(7)(11)	(0.62	)%(9)	(0.85)%		(0.63)%		0.45%	(0.35)%	0.07%
Portfolio turnover rate	6	%(4)	32%		29%		31%	51%	55%

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	Per share amounts calculated using the average shares method.

(3)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of maximum sales load of offering price. If the sales charge was included total returns would be lower. The maximum sales load in 2016 was 6.00% of offering price. In 2017, the maximum sales load was 6.00% through October 19, 2017. Effective October 20, 2017 the maximum sales load was changed to 5.75% of offering price.

(4)	Not annualized.

(5)	Total return would have been (1.39)% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated to December 31, 2020).

(6)	Total return would have been 11.24% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31,2019).

(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)	Annualized.

(10)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(11)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class C

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2021 (Unaudited)		For the year ended December 31, 2020		For the year ended December 31, 2019(1)		For the year ended December 31, 2018(1)	For the year ended December 31, 2017	For the period ended December 31, 2016(2)
Net asset value, beginning of period	$13.01		$13.37		$12.40		$13.02	$11.73	$10.68

Income from Investment Operations:
Net investment loss(3)	(0.09)		(0.21)		(0.18)		(0.02)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	0.58		(0.06)		1.50		(0.25)	1.78	1.25
Total from investment operations	0.49		(0.27)		1.32		(0.27)	1.65	1.18
Less Distributions:
From return of capital	(0.09)		—		(0.35)		(0.32)	(0.18)	(0.13)
From net realized gains	—		(0.09)		—		(0.03)	(0.18)	—
Total distributions	(0.09)		(0.09)		(0.35)		(0.35)	(0.36)	(0.13)
Net asset value, end of period	$13.41		$13.01		$13.37		$12.40	$13.02	$11.73

Total return(4)	3.76	%(5)	(2.03	)%(6)	10.74	%(7)	(2.18)%	14.23%	11.10	%(5)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,691		$56,451		$54,614		$35,888	$18,435	$4,951
Ratio of gross expenses to average net assets(8)(9)	3.44	%(10)	3.87%		3.72%		3.96%	4.07%	5.63	%(10)
Ratio of net expenses to average net assets(8)(11)	3.25	%(10)	3.25%		3.25%		3.25%	3.25%	3.25	%(10)
Ratio of net investment loss to average net assets(8)(12)	(1.37	)%(10)	(1.59)%		(1.40)%		(0.20)%	(1.08)%	(0.77	)%(10)
Portfolio turnover rate	6	%(5)	32%		29%		31%	51%	55	%(5)

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	Reflects operations for the period from March 14, 2016 (inception date) to December 31, 2016.

(3)	Per share amounts calculated using the average shares method.

(4)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 365 days of purchase. If the sales charge was included total returns would be lower.

(5)	Not annualized.

(6)	Total return would have been (2.18)% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(7)	Total return would have been 10.33% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31,2019).

(8)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(10)	Annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(12)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class I

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2021 (Unaudited)		For the year ended December 31, 2020(1)		For the year ended December 31, 2019		For the year ended December 31, 2018	For the period ended December 31, 2017(2)
Net asset value, beginning of period	$13.60		$13.91		$12.79		$13.27	$12.26

Income from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.09)		(0.06)		0.17	0.02
Net realized and unrealized gain (loss) on investments	0.61		(0.13)		1.58		(0.31)	1.30
Total from investment operations	0.58		(0.22)		1.52		(0.14)	1.32
Less Distributions:
From return of capital	(0.09)		—		(0.41)		(0.32)	(0.13)
From net realized gains	—		(0.09)		—		(0.03)	(0.18)
Total distributions	(0.09)		(0.09)		(0.41)		(0.35)	(0.31)
Redemption Fees:	—		—		0.01		0.01	—
Net asset value, end of period	$14.09		$13.60		$13.91		$12.79	$13.27

Total return	4.26	%(4)	(1.58	)%(5)	12.06	%(6)	(1.07)%	10.87	%(4)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,848		$28,965		$38,203		$12,084	$283
Ratio of gross expenses to average net assets(7)(8)	2.44	%(9)	2.87%		2.72%		2.96%	3.24	%(9)
Ratio of net expenses to average net assets(7)(10)	2.25	%(9)	2.25%		2.25%		2.25%	2.25	%(9)
Ratio of net investment income (loss) to average net assets(7)(11)	(0.37	)%(9)	(0.63)%		(0.42)%		1.27%	0.26	%(9)
Portfolio turnover rate	6	%(4)	32%		29%		31%	51	%(4)

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	Reflects operations for the period from April 28, 2017 (inception date) to December 31, 2017.

(3)	Per share amounts calculated using the average shares method.

(4)	Not annualized.

(5)	Total return would have been (1.80)% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(6)	Total return would have been 11.58% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31,2019).

(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)	Annualized.

(10)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(11)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Notes to Financial Statements June 30, 2021 (Unaudited)

1. ORGANIZATION

Wildermuth Endowment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013 and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering of shares of beneficial interest and operates as an interval fund that makes quarterly repurchase offers of shares at net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and follows the accounting and reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financials Services – Investment Companies.

Investment Valuation – For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values, in accordance with the policies it has approved, to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate, Hedge Funds, Private Equity Funds, Private Real Estate Investments, and Public Real Estate Investments (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. Investments in private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Fair Value Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

US GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2021:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient*		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Commodity & Natural Resource Investments	$1,533,900	(1)(7)(8)	$—	$—	$1,774,135	$3,308,035
Direct Private Equity	—		—	—	71,734,822	71,734,822
Direct Real Estate	1,711,948	(2)(7)(8)	—	—	8,076,881	9,788,829
Hedge Funds	6,128,622	(3)(7)(8)	—	—	—	6,128,622
Private Equity Debt	—		—	—	22,254,126	22,254,126
Private Equity Funds	13,348,639	(4)(7)(8)	—	2,760,381	180,207	16,289,227
Private Real Estate Investments	14,384,319	(5)(7)(9)	—	—	—	14,384,319
Public Real Estate Investment Debt	—		—	—	132,271	132,271
Public Real Estate Investments	3,450,202	(6)(7)(8)	—	242,048	—	3,692,250
Warrants	—		—	—	1,188,542	1,188,542
Short Term Investments	—		4,223,312	—	—	4,223,312
Total	$40,557,630		$4,223,312	$3,002,429	$105,340,984	$153,124,355

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

The following footnotes represent the Fund’s investments, valued using net asset value as a practical expedient, and their attributes as of June 30, 2021. The investments listed are grouped by security type.

(1)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Casillas Petroleum Resource Partners, LLC	540,653	—	Not Applicable	Not Applicable	Capital Gains	Operating oil and gas company	N/A	Until Asset is Sold	No redemption rights
	Kayne Anderson Energy Fund VII LP	811,389	231,324	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A	Up to 8 years	Up to 8 years
	Midcon Holdco Partners, LLC	181,858	—	Not Applicable	Not Applicable	Capital Gains	Operating oil and gas company	N/A	Until Asset is Sold	No redemption rights

(2)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Brookwood SFL Investor Co-Investment Vehicle, LLC	1,711,948	—	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A	Until Asset is Sold	No redemption rights

(3)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	CRC Bond Opportunity Trading Fund LP	3,190,996	—	Monthly	90 days	Capital Gains and Income	Opportunistic, event-driven credit fund focused on subordinated debt, preferred equity, and additional Tier 1 capital of banks and financial firms.	12 months	Open Ended	Monthly redemptions with 90 days notice
	EJF Trust Preferred Fund LP	743,888	—	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years	Up to 3 years	Up to 3 years
	iCapital Millennium Fund LP	1,422,564	—	Quarterly	Not Applicable	Capital Gains and Income	Multistrategy hedge fund	N/A	Open Ended	5% quarterly tenders at the fund level with 90 days notice
	Rosebrook Opportunities Fund LP	771,174	747,568	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A	Up to 5 years	Up to 5 years

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

(4)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Abbott Secondary Opportunities LP	1,241,442	47,395	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	Not Applicable	Up to 6 years	Up to 6 years
	Committed Advisors Secondary Fund III	1,858,045	—	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	Not Applicable	Up to 8 years	Up to 8 years
	EJF Sidecar Fund, Series LLC - Small Financial Equities Series	978,239	—	Not Applicable	Not Applicable	Capital Gains and Dividends

Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies

								Not Applicable	Up to 5 years	Up to 5 years
	Greenspring Opportunities V LP	915,898	45,500	Not Applicable	Not Applicable	Capital Appreciation	Direct investments in growth stage companies	Not Applicable	Up to 9 years	Up to 9 years
	Madryn Health Partners LP	2,065,367	1,253,628	Not Applicable	Not Applicable	Capital Gains	Invests in commercial-stage healthcare companies	Not Applicable	Up to 5 years	Up to 5 years
	PineBridge Secondary Partners IV SLP	1,286,216	788,256	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	Not Applicable	Up to 9 years	Up to 9 years
	Star Mountain Diversified Credit Income Fund III LP	4,071,866	800,000	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	Not Applicable	Up to 12 years	Up to 12 years
	Star Mountain Diversified Small Business Access Fund II LP	931,566	78,000	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	Not Applicable	Up to 9 years	Up to 9 years

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

(5)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	ARCTRUST, Inc.	1,027,764	—	Suspended	30 days	Capital Appreciation and Income	Development, acquisition and financing of commercial properties	3 years	Until Assets Are Sold	No redemption rights
	Carlyle Europe Realty Fund, S.C.Sp	4,309,319	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Primary focus is on large, more liquid Western European markets. Seek to invest at the intersection of hard asset and private equity.	Not Applicable	Up to 6 years	Up to 6 years
	Cygnus Property Fund V, LLC	2,928,795	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Distressed debt/special situation and opportunistic real estate investments	Not Applicable	Up to 4 years	Up to 4 years
	Harbert Seniors Housing Fund I LP	1,471,630	145,295	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	Not Applicable	Up to 8 years	Up to 8 years
	Harbert Seniors Housing Fund II LP	1,327,656	3,539,327	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	Not Applicable	Up to 11 years	Up to 11 years
	RRA Credit Opportunity Fund LP	1,657,667	241,679	Not Applicable	Not Applicable	Current Income	Real estate backed lending	Not Applicable	Up to 2 years	Up to 2 years
	Shopoff Land Fund III LP	33,053	—	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 2 years	Up to 2 years
	Stonehill Strategic Hotel Credit Opportunity Fund II LP	1,024,303	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Value added lending to hospitality assets	Not Applicable	Up to 6 years	Up to 6 years
	Walton Street Real Estate Fund VIII LP	604,132	576,906	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 9 years	Up to 9 years

(6)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Cottonwood Communities, Inc. - Class A Common Stock	3,450,202	—	Quarterly	90 days	Capital Gains and Income	Multi-family real estate investment trust	1 year	Until liquidity event	5% quarterly tenders at the fund level with 90 days notice

(7)

Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(8)	These investments are domiciled in the United States.

(9)	These investments are domiciled in the United States with the exception of Carlyle Europe Realty Fund S.C.Sp. which is domiciled in Luxembourg.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2021	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance June 30, 2021
Commodity & Natural Resource Investments	$1,313,302	$—	$—	$100,000	$—	$—	$—	$360,833	$1,774,135
Direct Private Equity	65,109,098	—	—	5,250,000	—	—	—	1,375,724	71,734,822
Direct Real Estate	7,475,574	—	—	—	—	—	—	601,307	8,076,881
Private Equity Debt	21,139,112	—	—	3,262,426	(1,764,412)	—	—	(383,000)	22,254,126
Private Equity Funds	180,207	—	—	—	—	—	—	—	180,207
Public Real Estate Investment Debt	—	—	—	132,271	—	—	—	—	132,271
Real Estate Loans	679,962	—	—	—	(679,962)	54,397	—	(54,397)	—
Warrants	1,226,148	—	—	—	—	—	—	(37,606)	1,188,542
	$97,123,403	$—	$—	$8,744,697	$(2,444,374)	$54,397	$—	$1,862,861	$105,340,984

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of June 30, 2021 is $(446,725).

The following is a summary of quantitative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of June 30, 2021:

Type of Level 3 Investment	Fair Value as of June 30, 2021	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Commodity & Natural Resource Investments	$1,774,135	Income Approach	NYMEX future strip for WTI crude oil	$51.39/bbl - $59.15/bbl	$54.27	Increase
			NYMEX future strip for Henry Hub gas	$0.60/MCF-$2.70/MCF	$2.27	Increase
			Discount Rate	10%-35%	23.90%	Decrease

Direct Real Estate	704,846	Income Approach	Discount Rate	18%	18.00%	Decrease
	7,372,035	Market Approach	Cap Rate	5.5-6.80	6.37	Decrease

Private Equity
Direct Private Equity	11,544,587	Guideline company comparison	Projected revenue multiple	0.2x	0.2	Increase
	15,463,802		CFY Revenue multiple	4.5x	4.5x	Increase
	2,800,673		LTM Revenue multiple	4.0x	4.0x	Increase
	3,506,893		Book Multiple	1.05x	1.05x	Increase

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Type of Level 3 Investment	Fair Value as of June 30, 2021	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
	$28,374,663	Probability-Weighted Expected Return Model	Time to Liquidity	2-3.5 year	2.7	Decrease
			Exit Multiple	2.5x-9x	5.4	Increase
			Discount Rate	40%	40%	Decrease

	9,869,205	Guideline company comparison &	Projected revenue multiple	1.5x-6.0x	4.6	Increase
		Option pricing method	Time to Liquidity	2-3	2.3	Decrease
			Volatility	70%-75%	73.48%	Increase
			Risk Free Rate	.13%-.16%	0.14%	Decrease

Private Equity Debt	5,810,391	Income Approach	Discount Rate	27.5%-40.0%	30.77%	Decrease

Private Equity Funds	180,207	Market Approach	Discount Rate	45.00%	45.00%	Decrease

Warrants	1,188,542	Guideline company comparison	Projected revenue multiple	6.0x	6.0x	Increase

		Option pricing method	Time to Liquidity	2.0	2.0	Decrease
			Volatility	75%	75%	Increase
			Risk Free Rate	0.13%	0.13%	Decrease

The following is a summary of quantitative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of June 30, 2021:

Type of Level 3 Investment	Fair Value as of June 30, 2021	Valuation Technique
Direct Private Equity	$174,999	Recent Transaction Value
Private Equity Debt	16,443,735	Recent Transaction Value
Public Real Estate Investment Debt	132,271	Face Value

Portfolio Investment Classification – The Company classifies its investments in accordance with the requirements of the 1940 Act. Under the 1940 Act, “Control Investments” are defined as investments in companies in which the Company owns more than 25% of the voting securities or maintains greater than 50% of the board representation. Under the 1940 Act, “Affiliated Investments” are defined as those non-control investments in companies in which the Company owns between 5% and 25% of the voting securities. Under the 1940 Act, “Non-affiliated Investments” are defined as investments that are neither Control Investments nor Affiliated Investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from gross investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from gross investment income and distributions from net realized gains are recorded on ex- dividend date and determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

LIBOR Transition Risk – Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on the Fund’s investments, performance or financial condition.

Investment Companies – The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as exchange-traded funds, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other privately offered pooled investment vehicles that are not registered under the 1940 Act (collectively “Investment Funds”). Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for tax years open for the current and prior three years. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Redemption Fee – For shares held for 90 days or less, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

distributions. Shares held for more than 90 days are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the year ended June 30, 2021, the Fund did not have any contributions to capital due to redemption fees.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the risk of loss due to these warranties and indemnities appears to be remote.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended June 30, 2021, amounted to $9,801,895 and $22,094,597, respectively.

4. ADVISORY FEE AND FUND TRANSACTIONS

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.50% of the Fund’s average daily net assets. For the period ended June 30, 2021, the Adviser earned $1,160,813 in advisory fees.

Expense limitation agreement – The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses but excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that they exceed 2.50%, 3.25%, and 2.25% per annum of the Fund’s average daily net assets attributable to Class A, Class C, and Class I shares (the “Expense Limitation”), respectively, through July 31, 2022. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within three years following such waiver or reimbursement; provided, however, that (i) the Fund is able to make such repayment without exceeding the expense limitation in place at the time the fees being repaid were waived or the Fund’s current expense limitation, whichever is lower, and (ii) such repayment is approved by the Fund’s Board of Trustees. The Expense Limitation Agreement will remain in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board of Trustees. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. During the period ended June 30, 2021, the Adviser did not recoup any expenses. As of June 30, 2021, $588,786 is subject to recoupment through December 31, 2021, $560,478 through December 31, 2022, $925,074 through December 31, 2023, and $146,846 through June 30, 2024.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Distribution Agreement – The Board has approved a Co-Distribution Agreement (the “Agreement”). The Agreement provides that a monthly distribution fee is calculated at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C. Class A and Class I shares are not currently subject to a distribution fee. For the period ended June 30, 2021, $207,085 had been accrued for Class C distribution fees.

Shareholder Services Plan – The Fund has adopted a Shareholder Services Plan and Agreement (the “Plan). The Plan provides that a monthly service fee is calculated at an annual rate equal to 0.25% of average daily net assets separately attributable to Class A and Class C shares. Class I shares are not included under the Plan and are not subject to a 0.25% average daily net asset fee. For the period ended June 30, 2021, Class A had accrued $90,873 in shareholder service fees and Class C had accrued $69,028.

Trustees – Each Independent Trustee receives a retainer of $21,000 per year and $7,500 in equivalent value of shares of the Fund. In addition, each committee chairperson receives an additional $5,000 per year. No “interested persons” who serve as Trustees of the Fund received any compensation for their services as Trustees. None of the executive officers received compensation from the Fund.

5. FEDERAL TAX INFORMATION

At December 31, 2020, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$127,945,472
Gross unrealized appreciation	$43,937,685
Gross unrealized depreciation	(11,902,819)
Net unrealized appreciation on investments	$32,034,866

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings. These reclassifications relate primarily to the differing tax treatment of income from paydowns, net operating losses, distributions and income from partnership investments, and foreign currency gains and losses.

Increase (Decrease)
Paid in Capital	Distributable Earnings
$(6,702,743)	$6,702,743

As of December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	166,777
Accumulated earnings	$166,777
Accumulated capital and other losses	—
Net unrealized appreciation on investments	32,034,866
Net unrealized appreciation on foreign currency translations	794
Total accumulated earnings/(deficit)	$32,202,437

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

The tax character of distributions paid during the fiscal years ended December 31, 2020 and December 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gains	1,175,782	—
Return of capital	—	4,412,686
Total distributions paid	$1,175,782	$4,412,686

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended December 31, 2020, the Fund utilized $6,157,073 of short-term non-expiring capital loss carryovers.

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the period ended June 30, 2021, the Fund completed two quarterly repurchase offers. The results of those repurchase offers were as follows:

Repurchase Pricing Date	January 29, 2021	April 30, 2021
% of Shares Offered - Total Fund	5.00%	5.00%
Number of Shares Offered - Total Fund	607,941	583,770
Pricing Date Net Asset Value - Class A	$13.48	$13.71
Pricing Date Net Asset Value - Class C	$12.97	$13.16
Pricing Date Net Asset Value - Class I	$13.56	$13.80
Number of Shares Tendered - Class A	926,760	1,014,806
Number of Shares Tendered - Class C	229,639	400,372
Number of Shares Tendered - Class I	721,272	580,711
Number of Shares Repurchased - Class A	300,555	296,488
Number of Shares Repurchased - Class C	74,134	116,342
Number of Shares Repurchased - Class I	233,253	170,923
% of Shares Tendered - Total Fund	15.44%	17.09%
% of Shares Repurchased - Total Fund	5.00%*	5.00%*

*	Repurchases were made on a pro-rata basis.

7. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Additional information on each restricted security held by the Fund on June 30, 2021 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	—	$406,124	$1,241,442	0.80%
Affinity Beverages, LLC	February 21, 2020	41,751	174,999	174,999	0.11%
ARCTRUST, Inc.	June 30, 2016	95,075	903,885	1,027,764	0.66%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	3,506,893	2.26%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021	December 20, 2016	100	—	—	0.00%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022	December 20, 2016	44	—	—	0.00%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021	December 23, 2019	475	—	—	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	—	1,771,405	2,760,381	1.78%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	—	886,385	1,711,948	1.10%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	3,693,439	4,257,249	4,309,319	2.77%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	540,653	0.35%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,729,714	2.40%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	744,016	0.48%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,424	3,085,394	4,433,452	2.85%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	11,448,076	7.36%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	4,015,726	2.58%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	986,295	0.63%
Committed Advisors Secondary Fund III	March 30, 2017	—	1,182,048	1,858,045	1.19%
Content Management Live, LLC	December 17, 2019	298,200	298,200	60,000	0.04%
Cottonwood Communities, Inc. - Class A Common Stock	June 2, 2021	317,991	2,588,364	3,450,202	2.22%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	132,271	132,271	132,271	0.09%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
CRC Bond Opportunity Trading Fund LP	June 7, 2019	—	$2,500,000	$3,190,996	2.05%
Cygnus Property Fund V, LLC	October 30, 2018	—	986,331	2,928,795	1.88%
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	439,716	382,000	704,846	0.45%
DSI Digital, LLC - Common Units	April 26, 2021	1,064,111	1,000,000	2,603,256	1.67%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	March 24, 2021	150,000	150,000	150,000	0.10%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	May 21, 2021	180,000	180,000	180,000	0.12%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	16,864,225	10.85%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	—	803,250	978,239	0.63%
EJF Trust Preferred Fund LP	August 23, 2017	—	579,861	743,888	0.48%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	9,172,932	5.90%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022	October 2, 2020	2,500,000	2,500,000	2,500,000	1.60%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023	April 30, 2021	325,000	325,000	325,000	0.21%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,000	447,423	0.29%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	1,864,232	1.20%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	113,142	0.07%
Gravity Ranch Fund I LP	June 13, 2017	—	500,000	67,065	0.04%
Greenspring Opportunities V LP	January 18, 2018	—	604,500	915,898	0.59%
Harbert Seniors Housing Fund I LP	February 24, 2017	—	1,185,283	1,471,630	0.95%
Harbert Seniors Housing Fund II LP	September 10, 2019	—	1,457,165	1,327,656	0.85%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	16,960	0.01%
iCapital Millennium Fund LP	December 20, 2018	—	1,000,000	1,422,564	0.91%
Inventrust Properties Corp.	March 2, 2015	153,283	332,449	199,268	0.13%
Kayne Anderson Energy Fund VII LP	September 12, 2016	—	1,956,765	811,389	0.52%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,996,766	1.28%
Level ATI HoldCo, LLC - Class A	September 10, 2018	—	1,690,000	2,800,673	1.80%
Madryn Health Partners LP	September 28, 2018	—	1,441,197	2,065,367	1.33%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,148,205	1.38%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	$1,223,458	$858,692	0.55%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	181,858	0.12%
Phillips Edison & Company, Inc.	February 3, 2016	3,330	24,639	25,820	0.02%
PineBridge Secondary Partners IV SLP	September 19, 2017	—	1,139,683	1,286,216	0.83%
Polara Builder II, LLC	June 15, 2018	—	4,050,389	5,375,269	3.46%
Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022	December 28, 2020	7,174	6,812,923	7,173,809	4.61%
Rosebrook Opportunities Fund LP	February 2, 2017	—	1,167,567	771,174	0.50%
RRA Credit Opportunity Fund LP	December 12, 2017	—	1,208,035	1,657,667	1.07%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date, 1/21/2028	February 6, 2018	1,442	—	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,098,889	1.35%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	250,000	0.16%
Sequin, Inc., Exercise Price $0.001, Expiration Date, 3/30/2026	March 31, 2021	6,410	—	—	0.00%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	—	3,938,394	4,071,866	2.62%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	—	736,838	931,566	0.60%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	686,142	686,142	1,024,303	0.66%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,033,611	1.31%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	787,840	0.51%
Walton Street Real Estate Fund VIII LP	May 24, 2017	—	441,340	604,132	0.39%
Waratek, Ltd. - Promissory Note, 12.00%, 10/16/2022	March 25, 2019	3,191,374	3,191,374	4,289,342	2.76%
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	March 15, 2021	1,732,426	1,732,426	1,732,426	1.11%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,921,402	1.88%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,940,906	2.53%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date, 1/22/2028	June 5, 2018	646,328	—	1,186,696	0.76%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	—	$426,040	$—	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,521,049	0.98%
			$114,175,605	$148,901,043

8. INVESTMENTS IN AFFILIATED ISSUERS

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2021	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2021	Investment Income
Clear Guide Medical, Inc.
- Series A Preferred Stock	$3,931,539	$—	$—	$(201,825)	$—	$—	$3,729,714	$—
Clear Guide Medical, Inc.
- Series A-2 Preferred Stock	788,552	—	—	(44,536)	—	—	744,016	—
Clear Guide Medical, Inc.
- Series A-3 Preferred Stock	4,283,658	250,000	—	(100,206)	—	—	4,433,452	—
Clearsense, LLC
- Convertible Note, 8.00%, 10/30/2022	1,755,000	—	(1,500,000)	(255,000)	—	—	—	—
Clearsense, LLC
- Class C Preferred Shares	12,420,172	—	—	(972,096)	—	—	11,448,076	—
Clearsense, LLC
- Class D Preferred Shares	—	3,000,000	—	1,015,726	—	—	4,015,726	—
CM Funding, LLC(1)	713,430	100,000	—	172,865	—	—	986,295	—
Content Management Live, LLC(1)	120,000	—	—	(60,000)	—	—	60,000	—
Dog Wood Park of Northeast Florida, LLC	755,484	—	—	(50,638)	—	—	704,846	—
DSI Digital, LLC
- Series A Convertible Preferred Units(1)	15,511,352	1,000,000	—	352,873	—	—	16,864,225	—
DSI Digital, LLC
- Common Units Units(1)	—	1,000,000	—	1,603,256	—	—	2,603,256	—
DSI Digital, LLC
- Convertible Note, 8.00%, 3/23/2023(1)	—	150,000	—	—	—	—	150,000	3,300
DSI Digital, LLC
- Convertible Note, 8.00%, 3/23/2023(1)	—	180,000	—	—	—	—	180,000	951
Reach Enterprises, Inc. - Convertible Note
- 12.00%, 10/1/2022(1)	1,875,000	625,000	—	—	—	—	2,500,000	148,767
Reach Enterprises, Inc. - Convertible Note
- 8.00%, 4/29/2023(1)	—	325,000	—	—	—	—	325,000	4,488
Reach Enterprises, Inc. - Common Units(1)	9,172,932	—	—	—	—	—	9,172,932	—
Reach Enterprises, Inc. - Series Seed-1 Preferred Units (1)	447,423	—	—	—	—	—	447,423	—
Reach Enterprises, Inc. - Series Seed-2 Preferred Units (1)	1,864,232	—	—	—	—	—	1,864,232	—

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

Security Description	Beginning balance January 1, 2021	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2021	Investment Income
LaGrange Senior Living, LLC - Class A Interests(1)	$1,977,774	$—	$—	$18,992	$—	$—	$1,996,766	$107,112
Level ATI HoldCo, LLC - Class A(1)	2,800,673	—	—	—	—	—	2,800,673	—
Park City (PCG), 12.00%, 1/1/2021	679,962	—	(679,962)	(54,397)	54,397	—	—	36,491
Polara Builder II, LLC(1)	4,742,316	—	—	632,953	—	—	5,375,269	200,856
Rosebrook Opportunities Fund LP(1)	771,174	—	—	—	—	—	771,174	—
RRA Credit Opportunity Fund LP	1,940,879	—	—	64,340	—	(347,552)	1,657,667	—
Thunder Investment Partners, LLC(1)	599,872	—	—	187,968	—	—	787,840	66,560
Waratek, Ltd. - Series B-1	3,013,984	—	—	(92,582)	—	—	2,921,402	—
Waratek, Ltd. - Series B-2	4,065,792	—	—	(124,886)	—	—	3,940,906	—
Waratek, Ltd. - Convertible Note, 12.00%, 10/16/2022	4,289,342	—	—	—	—	—	4,289,342	—
Waratek, Ltd. - Secured Note, 30.00%, 3/15/2022	—	1,732,426	—	—	—	—	1,732,426	97,716
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	1,224,302	—	—	(37,606)	—	—	1,186,696	—
WG Pitts Caribbean, LLC - Common Units(1)	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(1)	1,649,049	—	—	(128,000)	—	—	1,521,049	156,096
	$81,393,893	$8,362,426	$(2,179,962)	$1,927,201	$54,397	$(347,552)	$89,210,403	$822,337

(1)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital.

9. OFFERING PRICE PER SHARE

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price, while Class C shares and Class I shares are not subject to a sales charge. Class C shares are subject to a 1% contingent deferred sales charges on shares redeemed during the first 365 days after purchase, while Class A shares and Class I shares are not subject to a contingent deferred sales charge. For the period ended June 30, 2021, the various broker dealers received $41,875 in underwriting commissions for sales of shares. For the period ended June 30, 2021, contingent deferred sales charges in the amount of $126 were applied to Class C shareholders.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2021 (Unaudited)

10. COMMITMENTS

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2021, the Fund had unfunded commitments in the amount of $11,458,828. The Adviser monitors capital call activity and regularly reviews the Fund’s cash position. In the event the Fund receives a capital call in excess of the Fund’s cash position and the Fund has not received enough incoming shareholder subscriptions to meet the capital call requirement, the Adviser would liquidate public security positions held in the Fund’s portfolio to satisfy the capital commitment. Below is a summary of unfunded commitments per security.

Investment	Total Commitment	Unfunded Commitment
Abbott Secondary Opportunities LP	2,000,000	47,395
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	3,000,000	819,724
Carlyle Europe Realty Fund, S.C.Sp.	5,000,000	1,570,912	*
Committed Advisors Secondary Fund III	2,000,000	573,314	*
Greenspring Opportunities V LP	650,000	45,500
Harbert Seniors Housing Fund I LP	1,500,000	145,295
Harbert Seniors Housing Fund II LP	5,000,000	3,539,327
Kayne Anderson Energy Fund VII LP	2,500,000	231,324
Madryn Health Partners LP	3,000,000	1,253,628
PineBridge Secondary Partners IV SLP	2,000,000	788,256
Rosebrook Opportunities Fund LP	3,000,000	747,568
RRA Credit Opportunity Fund LP	2,200,000	241,679
Star Mountain Diversified Small Business Access Fund II LP	1,200,000	78,000
Star Mountain Diversified Credit Income Fund III LP	5,000,000	800,000
Walton Street Real Estate Fund VIII LP	1,000,000	576,906

*	Foreign security denominated in Euros (EUR) and converted to US Dollars (USD) based on the June 30, 2021 foreign exchange rate.

11. RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

12. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on July 30, 2021. 1,070,307 shares of Class A, 320,168 shares of Class C, and 422,712 shares of Class I were tendered. The shares tendered represented 15.99% of the Fund’s outstanding shares on the Repurchase Pricing Date. 332,984 shares of Class A, 99,430 shares of Class C, and 134,808 shares of Class I were repurchased. The shares repurchased were made on a pro-rata basis and represented 5.00% of the Fund’s outstanding shares on the Repurchase Pricing Date.

Wildermuth Endowment Fund Additional Information June 30, 2021 (Unaudited)

Proxy Voting Policy — Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-445-6032 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-445-6032.

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Investment Adviser

Wildermuth Advisory, LLC
818 A1A Hwy N, Suite 301
Ponte Vedra Beach, Florida 32082

Co-Distributors

Wildermuth Securities, LLC
818 A1A Hwy N, Suite 301
Ponte Vedra Beach, Florida 32082

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212

This material must be preceded or accompanied by a prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained within the Fund’s Prospectus, which can be obtained by calling (888) 445-6032, or by visiting our website www.wildermuthendowmentfund.com. The Fund’s Prospectus should be read carefully before investing.

Wildermuth Endowment Fund’s principal underwriters and co-distributors are: Wildermuth Securities, LLC 818 A1A Hwy N, Suite 301, Ponte Vedra Beach, FL 32082 and UMB Distribution Services, LLC 235 W Galena St Milwaukee, WI 53212

Principal underwriters and co-distributors are
Wildermuth Securities, LLC and UMB Distribution Services, LLC
Members of FINRA

(b)	There were no notices transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2021 (1)	300,555	$13.48	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	0	0	0	0
Apr. 1-30, 2021 (2)	296,488	13.71	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	0	0	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	597,043	$13.59	0	0

Class C:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2021 (1)	74,134	$12.97	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	0	0	0	0
Apr. 1-30, 2021 (2)	116,342	13.16	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	0	0	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	190,476	$13.09	0	0

Class I:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2021 (1)	233,253	$13.56	0	0
Feb. 1-28, 2021	0	0	0	0
Mar. 1-31, 2021	0	0	0	0
Apr. 1-30, 2021 (2)	170,923	13.80	0	0
May. 1-31, 2021	0	0	0	0
Jun. 1-30, 2021	0	0	0	0
Jul. 1-31, 2021	0	0	0	0
Aug. 1-31, 2021	0	0	0	0
Sep. 1-30, 2021	0	0	0	0
Oct. 1-31, 2021	0	0	0	0
Nov. 1-30, 2021	0	0	0	0
Dec. 1-31, 2021	0	0	0	0
Total	404,176	$13.66	0	0

(1)	On December 30, 2020 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of January 29, 2021 ( the "Repurchase Request Deadline"). On the Repurchase Request Deadline, 607,942 shares represented 5% of the Registrant's total outstanding shares.

(2)	On March 31, 2021 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of April 30, 2021 ( the "Repurchase Request Deadline"). On the Repurchase Request Deadline, 583,770 shares represented 5% of the Registrant's total outstanding shares.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a)	(1)	Not applicable to semi-annual reports.

(a)	(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)	(3)	Not applicable.

(a)	(4)	Changes to the registrant’s independent public accountant. Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Fund

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)
September 2, 2021

/s/ Gerard Scarpati
By: Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)
September 1, 2021